Taxes on Income - Schedule of Taxes on Income Included in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Schedule of Taxes on Income Included In Profit or Loss [Abstract]
Current taxes	$ 276	$ 210	$ 131
Deferred taxes	(37)	(39)	(1,039)
Tax previous years	318		132
Total	$ 557	$ 171	$ (776)

[1]	Comparative figures including the discontinued operation results.